Employee Benefit Plans - Change in Plan Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets, beginning of year	$ 2,806	$ 2,897
Fair value of plan assets, end of year	2,689	2,806	$ 2,897
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets, beginning of year	2,806	2,897	2,820
Actual return on plan assets		(6)	131
Benefits payments		(85)	(54)
Fair value of plan assets, end of year		2,806	2,897
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	$ 5	9	11
Benefits payments		$ (9)	$ (11)